HYPERINFLATION	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Hyperinflation [Abstract]
HYPERINFLATION

4. HYPERINFLATION

In July 2018, the Argentine three-year cumulative rate of inflation for consumer prices and wholesale prices reached a level in excess of 100%. As a result, in accordance with IAS 29, Financial Reporting in Hyperinflationary Economies ("IAS 29") Argentina was considered a hyperinflationary economy, effective July 1, 2018. Accordingly, the presentation of the Company's consolidated financial statements includes adjustments and reclassifications for the changes in the general purchasing power of the Argentine peso.

On the application of IAS 29, the Company used the conversion coefficient derived from the combination of the "IPC Nacional and the IPIM" (the national consumer price index and the national wholesale price index) published by the National Statistics and Census Institution in Argentina. Furthermore, a formal resolution (number 539/018) from de "FACPCE" (Federación Argentina de Consejos Profesionales de Ciencias Económicas) was issued and has been followed in the calculations.

As the consolidated financial statements of the Company have been previously presented in Canadian dollars, a stable currency, the comparative period amounts do not require restatement.

The level of the IPC at December 31, 2020 was 385.76 (2019 - 283.44), which represents an increase of 36.1% over the IPC at December 31, 2019.

Monetary assets and liabilities are not restated because they are already expressed in terms of the monetary unit current as at December 31, 2020. Non-monetary assets, liabilities, equity, and expenses (items that are not already expressed in terms of the monetary unit as at December 31, 2020) are restated by applying the index at the end of the reporting period. The effect of inflation on the Argentine subsidiary's net monetary position is included in the consolidated statements of loss as a gain on net monetary position.

The application of IAS 29 results in the adjustment for the loss of purchasing power of the Argentine peso recorded in the consolidated statements of comprehensive loss. In a period of inflation, an entity holding an excess of monetary assets over monetary liabilities loses purchasing power, which results in a loss on the net monetary position. This loss/gain is derived as the difference resulting from the restatement of non-monetary assets, liabilities and equity.

As per IAS 21, The Effects of Changes in Foreign Exchange Rates , all amounts (i.e. assets, liabilities, equity and expenses) are translated at the closing foreign exchange rate at the date of the most recent consolidated statement of financial position, except that comparative amounts are not adjusted for subsequent changes in the price level or subsequent changes in exchange rates. Similarly, in the period during which the functional currency of a foreign subsidiary becomes hyperinflationary and applies IAS 29 for the first time, the parent's consolidated financial statements for the comparative period are not restated for the effects of hyperinflation.

As a result of the change in the conversion coefficient during the year ended December 31, 2020, the Company recognized a net monetary gain of $318,659 (2019 - loss of $711,090; 2018 - $924,340) to adjust transactions recorded during the period into a measuring unit current as of December 31, 2020. For the year ended December 31, 2019, $2,798,971 was reclassified from net gain (loss) from net monetary position to foreign exchange for comparative purpose.